CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2013		Dec. 31, 2012 Catalyst Paper Corporation [Member]	Sep. 30, 2012 Catalyst Paper Corporation [Member]	Dec. 31, 2013 Catalyst Paper Corporation [Member]	Dec. 31, 2012 Subsidiary guarantors [Member]	Dec. 31, 2013 Subsidiary guarantors [Member]	Dec. 31, 2012 Subsidiary non-guarantors [Member]	Sep. 30, 2012 Subsidiary non-guarantors [Member]	Dec. 31, 2013 Subsidiary non-guarantors [Member]	Dec. 31, 2012 Eliminating entries [Member]	Sep. 30, 2012 Eliminating entries [Member]	Dec. 31, 2013 Eliminating entries [Member]	Sep. 30, 2012 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Catalyst Paper Corporation [Member]	Dec. 31, 2011 Predecessor [Member] Catalyst Paper Corporation [Member]	Sep. 30, 2012 Predecessor [Member] Subsidiary guarantors [Member]	Dec. 31, 2011 Predecessor [Member] Subsidiary guarantors [Member]	Sep. 30, 2012 Predecessor [Member] Subsidiary non-guarantors [Member]	Dec. 31, 2011 Predecessor [Member] Subsidiary non-guarantors [Member]	Sep. 30, 2012 Predecessor [Member] Eliminating entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating entries [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)			(127.3)		(39.6)		(127.3)	3.2	36.8	(4.4)		15.0	4.1		(51.8)	650.3		(976.6)		(398.2)	(5.6)	473.4	(722.6)	216.2	(382.5)	92.6	(5.2)	(131.9)	133.7
Items not requiring (providing) cash:
Depreciation and amortization	12.9			47.0		8.8		36.7	2.2	8.7	1.9		1.6	0		0	23.4		105.5		109.7	137.3	15.4	66.8	4.1	25.3	3.9	13.4	0	0
Impairment and other closure costs (note 6)	0			86.9				86.9		0			0			0	0		661.8		294.5	17.4		496.2		165.6		0		0
Deferred income taxes (note 19)	0.1			0													(0.7)		(7.6)		(16.1)	(26.6)
Settlement gain on special pension portability election	0			(2.6)													0		0		0	0
Foreign exchange loss (gain) on long-term debt	3.2			18.8		3.2		18.8	0	0	0		0	0		0	(24.0)		9.7		(27.6)	(75.3)	(24.0)	9.7	0	0	0	0	0	0
Non-cash reorganization items	2.4			0.5													(707.4)		0		0	0
Non-cash interest on compromised notes	0			0													48.4		0		0	0
Gain on cancellation of long-term debt (note 18)	0			0													0		0		0	(30.7)
Employee future benefits, expense under cash contributions	(3.4)			(7.0)													(8.4)		(8.0)		(2.4)	4.3
Increase (decrease) in other long-term obligations	(0.1)			(0.2)													0		(3.1)		(4.2)	(0.5)
Loss (gain) on disposal of property, plant and equipment	0.4			(0.6)													(6.7)		(0.1)		(7.2)	3.9
Gain on disposal of non-core assets	0	[1]		(12.3)	[1]												0	[1]	0	[1]	0	0
Loss on purchase of Floating Rate Notes	0			2.2													0		0		0	0
Other	0.2			1.9													2.6		(1.8)		10.9	4.6
Changes in non-cash working capital	64.9			(14.8)													(24.8)		(20.0)		(12.5)	65.5
Cash flows provided (used) by operating activities	52.1			(7.5)		(90.5)		52.5	160.9	34.3	(22.2)		(22.9)	3.9		(71.4)	(44.0)		(71.5)		(44.1)	103.6	119.1	(427.3)	27.5	(37.2)	38.2	5.3	(228.8)	387.7
Investing
Additions to property, plant and equipment	(10.4)			(23.4)		(4.2)		(16.5)	(3.2)	(6.7)	(3.0)		(0.2)	0		0	(12.2)		(19.7)		(11.2)	(11.5)	(4.9)	(7.8)	(4.6)	(11.0)	(2.7)	(0.9)	0	0
Proceeds from sale of property, plant and equipment	0.8		11.5	0.8		0	5.5	0	0.8	0.8	0	0	0	0	0	0	11.5		1.2		7.9	4.5	5.5	0	6.0	1.2	0	0	0	0
Proceeds from sale of non-core assets	0			51.4				6.6		(7.3)			39.9			12.2	0		0		0	0
Decrease (increase) in restricted cash	3.4			3.1		2.9		0.7	0.5	2.4	0		0	0		0	(6.4)		0		0	0	(3.6)		(2.8)		0		0
Decrease (increase) in other assets	0			(0.5)				0.2		(0.7)			0			0	3.7		0.8		(1.2)	4.1	2.6	(1.2)	1.0	2.0	0.1	0	0	0
Cash flows provided (used) by investing activities	(6.2)			31.4		(1.3)		(9.0)	(1.9)	(11.5)	(3.0)		39.7	0		12.2	(3.4)		(17.7)		(4.5)	(2.9)	(0.4)	(9.0)	(0.4)	(7.8)	(2.6)	(0.9)	0	0
Financing
Share issuance costs	0			0													(0.2)		0		0	0	(0.2)		0		0		0
Increase (decrease) in advances to related companies	0			0		132.3		(12.7)	(153.8)	(23.0)	25.4		(23.5)	(3.9)		59.2	0		0				(155.0)	352.3	(95.4)	131.3	21.6	0	228.8	(483.6)
Increase (decrease) in revolving loan	(40.0)			(13.4)		(40.0)		(13.4)	0	0	0		0	0		0	16.0		48.0		(14.5)	(45.6)	16.0	48.0	0	0	0	0	0	0
Repayment of long-term debt	0			0													0		0		0	(75.7)		0		0.2		(0.2)		0
Purchase of Floating Rate Notes (note 16)	0			(15.8)				(15.8)		0			0			0	0		0		0	0
Proceeds from long-term debt	0			0													0		0		0	95.0
Proceeds on issuance of senior secured notes	0			0													33.1		0		98.4	0	33.1		0		0		0
Note exchange costs	0			0													0		0		(8.3)	(2.2)
Proceeds on termination of debt foreign currency contracts	0			0													0		0		0	34.7
Deferred financing costs	0			0													(9.3)		(2.4)		(4.5)	(0.9)	(9.3)	(2.4)	0	0	0	0	0	0
Settlement on purchase of debt securities	0			0													0		0		(9.2)	(26.9)
DIP financing costs	0	[2]		0	[2]												(3.8)	[2]	0		0	0	(3.8)		0		0		0
Decrease in other long-term debt	0			(1.1)													(0.9)		(0.9)		(1.0)	(1.0)	(0.7)	(0.9)	(0.2)	0	0	0	0	0
Distribution received (paid)	0					0			0.4		(0.4)			0			0		0				0	0	56.3	(94.1)	(56.3)	(1.8)	0	95.9
Redemption of senior notes	0			0													0		(25.8)					(25.8)		0		0		0
Cash flows provided (used) by financing activities	(40.0)			(30.3)		92.3		(1.1)	(153.4)	0	25.0		0	(3.9)		0	34.9		18.9		60.9	(22.6)	(119.9)	371.2	(39.3)	37.4	(34.7)	(2.0)	228.8	(387.7)
Cash and cash equivalents, increase (decrease) in the year	5.9			(6.4)		0.5		0.5	5.6	(0.2)	(0.2)		(6.7)	0		0	(12.5)		(70.3)		12.3	78.1	(1.2)	(65.1)	(12.2)	(7.6)	0.9	2.4	0	0
Cash and cash equivalents, beginning of period	12.6			18.5	[3]	0.3		0.8	5.2	10.8	7.1		6.9	0		0	25.1	[3]	95.4		83.1	5.0	1.5	66.6	17.4	25.0	6.2	3.8	0	0
Cash and cash equivalents, end of period	18.5	[3]	12.6	12.1	[3]	0.8	0.3	1.3	10.8	10.6	6.9	7.1	0.2	0	0	0	12.6	[3]	25.1	[3]	95.4	83.1	0.3	1.5	5.2	17.4	7.1	6.2	0	0

[1]	Non-core assets disposed of for the year ended December 31, 2013 included the Elk Falls site, the Snowflake mill, the company’s interest in Powell River Energy Inc, the Port Alberni wastewater treatment facility, and two parcels of Poplars land
[2]	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
[3]	Cash and cash equivalents included in assets held for sale